Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 669,882	$ 746,977
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (A)	663,020	669,098
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 1.42% (B), 07/18/2027 (A)	525,000	523,367
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	187,628	192,505
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	838,932	839,568
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	1,796,313	1,802,563
CARS-DB4, LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,140,116	1,185,029
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	6,006,244	6,171,434
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.44% (B), 10/18/2030 (A)	5,000,000	5,004,960
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.74% (B), 04/15/2030 (A)	7,030,000	7,023,771
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,706
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.56%, 0.69% (B), 09/25/2036	242,160	241,894
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	1,526,875	1,586,360
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,866,560
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.66%, 0.79% (B), 01/25/2036	1,182,629	696,091
Hertz Vehicle Financing II, LP
Series 2017-2A, Class A,
3.29%, 10/25/2023 (A)	229,710	230,517
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	1,506,000	1,510,935
Series 2019-3A, Class B,
3.03%, 12/26/2025 (A)	4,975,000	4,991,646
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	964,692	1,011,920
HIN Timeshare Trust
Series 2020-A, Class A,
1.39%, 10/09/2039 (A)	2,934,346	2,979,872

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 1.59% (B), 07/15/2026 (A)	$ 3,683,915	$ 3,684,217
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	523,986	555,557
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,432,951	1,661,308
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.70%, 0.83% (B), 12/25/2035	1,100,586	1,177,116
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 1.58% (B), 04/15/2029 (A)	6,925,628	6,919,152
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.69% (B), 10/15/2026 (A)	2,000,000	2,000,710
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,451,202	1,488,837
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	2,458,565	2,537,197
NADG NNN Operating, LP
Series 2019-1, Class A,
3.37%, 12/28/2049 (A)	5,420,479	5,546,705
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	10,800,000	10,858,508
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,420,529
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,421,643
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	25,800,000	25,932,880
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,207,901
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	10,360,000	10,404,266
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	300,000	301,277
Series 2020-T3, Class CT3,
1.81%, 10/15/2052 (A)	1,500,000	1,507,113
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	1,200,000	1,206,037
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	10,116,000	10,174,753
Series 2020-T1, Class BT1,
1.77%, 08/15/2052 (A)	1,426,000	1,434,221
Series 2020-T1, Class CT1,
2.32%, 08/15/2052 (A)	591,000	594,468
Series 2020-T1, Class DT1,
3.06%, 08/15/2052 (A)	1,386,000	1,394,001
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	405,716	412,066

Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust (continued)
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	$ 807,450	$ 826,233
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	585,228	612,097
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	585,224	607,672
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.92% (B), 10/22/2030 (A)	3,750,000	3,751,196
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	1,054,036	1,105,310
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,133,586	1,146,933
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	811,166	841,632
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,139,164	1,178,312
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	1,155,811	1,160,334
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	591,443	597,030
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	2,872,146	2,936,041
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (A)	1,464,787	1,462,221
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.32%, 0.45% (B), 11/25/2036	476,009	473,693
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	4,754,000	4,778,241
Series 2020-T1, Class CT1,
1.82%, 11/15/2052 (A)	982,000	986,975
Series 2020-T1, Class DT1,
2.37%, 11/15/2052 (A)	540,000	542,729
STORE Master Funding I LLC
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,044,094	1,077,518
STORE Master Funding I-VII and XIV
Series 2019-1, Class A3,
3.32%, 11/20/2049 (A)	1,136,333	1,141,944
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	762,151	784,951
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.02% (B), 07/20/2027 (A)	1,725,377	1,725,764
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 1.52% (B), 07/20/2027 (A)	1,440,000	1,440,030
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.57% (B), 04/20/2028 (A)	1,250,000	1,250,110
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	305,232	308,510
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	561,100	567,627

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	$ 1,562,136	$ 1,591,139
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	869,918	888,753
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	4,300,213	4,442,294
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	4,244,323	4,369,916
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	3,530,466	3,689,289
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	6,775,495	7,230,381
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	5,057,887	5,369,117
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	2,449,764	2,559,901
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	12,785,945	13,737,589
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	13,144,186	13,493,336
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	8,090,000	8,234,665
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	6,085,000	6,107,892
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	3,100,000	3,202,241
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	699,777	738,456
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	387,957	388,141
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	1,471,677	1,542,912
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 1.80% (B), 10/20/2028 (A)	4,975,000	4,946,643
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.84% (B), 10/20/2029 (A)	4,000,000	4,000,440

Total Asset-Backed Securities (Cost $250,196,660)		254,958,443

CORPORATE DEBT SECURITIES - 52.7%
Aerospace & Defense - 0.9%
BAE Systems PLC
3.40%, 04/15/2030 (A)	1,460,000	1,626,801
Boeing Co.
5.15%, 05/01/2030	3,907,000	4,634,116
5.93%, 05/01/2060	4,103,000	5,497,031
Embraer Finance BV
6.95%, 01/17/2028 (A)	2,343,000	2,637,046
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	1,254,000	1,398,851
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	1,597,000	1,741,309
Northrop Grumman Corp.
3.20%, 02/01/2027	738,000	822,071

		18,357,225

Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 1.1%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	$ 2,529,872	$ 2,506,199
3.70%, 04/01/2028	1,272,856	1,240,658
4.00%, 01/15/2027	1,900,198	1,743,465
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	49,099	48,900
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,712,490
6.82%, 02/10/2024	2,469,215	2,544,211
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.75%, 10/20/2028 (A)	2,086,000	2,307,854
JetBlue Pass-Through Trust
2.75%, 11/15/2033	2,743,824	2,721,590
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (C)	1,500,000	1,451,438
United Airlines Pass-Through Trust
2.70%, 11/01/2033	1,035,478	1,016,504
3.75%, 03/03/2028	1,482,879	1,523,427
4.15%, 02/25/2033	2,077,695	2,169,933
US Airways Pass-Through Trust
3.95%, 05/15/2027	255,455	247,608

		21,234,277

Auto Components - 0.3%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	3,308,000	3,522,987
Weichai International Hong Kong Energy Group Co., Ltd.
Fixed until 09/14/2022 (D), 3.75% (B) (E)	1,600,000	1,619,938

		5,142,925

Automobiles - 0.4%
Ford Motor Co.
8.50%, 04/21/2023	2,053,000	2,298,744
9.00%, 04/22/2025	1,203,000	1,463,065
General Motors Co.
6.25%, 10/02/2043	2,723,000	3,675,992

		7,437,801

Banks - 7.6%
Australia & New Zealand Banking Group, Ltd.
Fixed until 11/25/2030, 2.57% (B), 11/25/2035 (A)	3,472,000	3,459,260
Banco Santander SA
2.75%, 05/28/2025 - 12/03/2030	8,400,000	8,761,798
Bank of America Corp.
Fixed until 10/24/2050, 2.83% (B), 10/24/2051, MTN	5,282,000	5,228,493
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	8,132,000	9,108,223
5.88%, 02/07/2042, MTN	1,149,000	1,675,294
Barclays Bank PLC
10.18%, 06/12/2021 (A)	4,467,000	4,621,450
Barclays PLC
5.20%, 05/12/2026	2,704,000	3,128,204
Fixed until 06/15/2024 (D), 8.00% (B)	1,511,000	1,694,209
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	5,549,600
6.50%, 03/10/2021 (A) (C)	1,105,000	1,108,315
6.75%, 09/30/2022 (A)	1,500,000	1,621,875
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (B)	2,429,000	2,536,799
BPCE SA
3.50%, 10/23/2027 (A)	2,649,000	2,956,287
4.50%, 03/15/2025 (A)	4,654,000	5,219,333

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Bank NA
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	$ 3,010,000	$ 3,190,600
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	1,000	1,082
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	7,825,000	8,775,290
Fixed until 12/10/2025 (D), 4.00% (B)	3,111,000	3,153,776
Fixed until 09/12/2024 (D), 5.00% (B)	1,412,000	1,464,067
Commerzbank AG
8.13%, 09/19/2023 (A)	2,891,000	3,346,475
Credit Agricole SA
3.25%, 01/14/2030 (A) (C)	6,253,000	6,745,869
Credit Suisse AG
6.50%, 08/08/2023 (A)	3,070,000	3,458,822
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,008,000	3,230,684
Discover Bank
4.65%, 09/13/2028	2,953,000	3,491,919
HBOS PLC
6.00%, 11/01/2033 (A)	2,974,000	4,039,141
Intesa Sanpaolo SpA
4.00%, 09/23/2029 (A)	1,518,000	1,695,110
5.02%, 06/26/2024 (A)	595,000	647,744
JPMorgan Chase & Co.
Fixed until 02/04/2031, 1.95%, 02/04/2032	1,715,000	1,711,960
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	3,357,000	3,587,473
4.13%, 12/15/2026	5,794,000	6,748,913
Fixed until 02/01/2025 (D), 4.60% (B)	7,237,000	7,446,873
Lloyds Banking Group PLC
Fixed until 06/27/2026 (D), 6.75% (B)	2,567,000	2,858,996
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (A)	5,304,000	5,731,913
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	2,701,000	2,713,290
Synovus Bank
Fixed until 02/10/2022, 2.29% (B), 02/10/2023	2,850,000	2,888,115
Truist Financial Corp.
Fixed until 09/01/2025 (D), 4.95% (B)	5,369,000	5,865,632
UniCredit SpA
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	1,858,000	1,996,087
6.57%, 01/14/2022 (A)	2,283,000	2,401,926
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (B)	3,903,000	3,903,000
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	637,448

		148,401,345

Beverages - 1.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	3,086,000	3,487,849
4.44%, 10/06/2048	1,089,000	1,302,108
4.75%, 01/23/2029	6,605,000	8,001,187
Constellation Brands, Inc.
2.65%, 11/07/2022	3,241,000	3,359,406
3.15%, 08/01/2029	1,344,000	1,476,328
3.70%, 12/06/2026	3,681,000	4,185,820

Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Primo Water Holdings, Inc.
5.50%, 04/01/2025 (A)	$ 4,510,000	$ 4,646,698

		26,459,396

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,682,000	1,851,920
3.25%, 10/01/2022	1,758,000	1,826,773
4.05%, 11/21/2039	1,711,000	1,991,962
Amgen, Inc.
2.20%, 02/21/2027	2,344,000	2,478,987
Biogen, Inc.
2.25%, 05/01/2030	1,496,000	1,536,754

		9,686,396

Building Products - 0.5%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (A)	830,000	883,950
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	918,056
Carrier Global Corp.
2.72%, 02/15/2030	4,577,000	4,837,034
Owens Corning
7.00%, 12/01/2036	1,380,000	1,952,206
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,179,000	2,151,763

		10,743,009

Capital Markets - 2.6%
Charles Schwab Corp.
Fixed until 12/01/2027 (D), 5.00% (B) (C)	3,340,000	3,540,400
Credit Suisse Group AG
Fixed until 08/21/2026 (D), 6.38% (A) (B)	7,047,000	7,848,596
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (B), 11/24/2026	1,831,000	1,855,333
Fixed until 01/14/2031, 3.73% (B), 01/14/2032	3,023,000	3,007,795
Fixed until 10/30/2025 (D), 6.00% (B) (C)	2,000,000	1,942,500
Goldman Sachs Group, Inc.
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	6,027,000	6,896,750
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	4,067,000	3,993,786
Lazard Group LLC
4.50%, 09/19/2028	2,336,000	2,768,338
Morgan Stanley
Fixed until 01/22/2030, 2.70% (B), 01/22/2031, MTN	5,388,000	5,719,934
4.00%, 07/23/2025, MTN	7,528,000	8,532,234
UBS AG
7.63%, 08/17/2022	2,433,000	2,685,706
UBS Group AG
Fixed until 08/10/2021 (D), 7.13% (B) (E)	1,055,000	1,080,630

		49,872,002

Chemicals - 0.7%
Mosaic Co.
4.05%, 11/15/2027	800,000	905,622
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,870,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien, Ltd.
4.20%, 04/01/2029 (C)	$ 2,514,000	$ 2,972,118
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030 (A)	2,647,000	2,696,113
Syngenta Finance NV
3.93%, 04/23/2021 (A)	3,855,000	3,871,289

		13,315,142

Commercial Services & Supplies - 0.5%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,358,000	1,494,085
5.25%, 08/01/2026 (A)	2,308,000	2,436,856
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,921,238
5.38%, 07/15/2024 (A)	3,987,000	4,131,529

		9,983,708

Communications Equipment - 0.6%
CommScope, Inc.
5.50%, 03/01/2024 (A)	8,632,000	8,869,380
Nokia OYJ
3.38%, 06/12/2022	2,050,000	2,116,625

		10,986,005

Construction & Engineering - 1.1%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	1,032,075
9.88%, 04/01/2027 (A)	2,000,000	2,250,000
IHS Holdco BV
7.13%, 03/18/2025 (A)	1,565,000	1,635,425
8.00%, 09/18/2027 (A)	1,975,000	2,115,719
Quanta Services, Inc.
2.90%, 10/01/2030	2,043,000	2,180,974
SBA Tower Trust
1.88%, 07/15/2050 (A)	3,020,000	3,143,973
2.84%, 01/15/2050 (A)	6,883,000	7,374,063
3.17%, 04/09/2047 (A)	880,000	886,853
3.45%, 03/15/2048 (A)	995,000	1,057,035

		21,676,117

Construction Materials - 0.6%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,580,000	2,883,454
LafargeHolcim Finance LLC
3.50%, 09/22/2026 (A)	4,920,000	5,432,610
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	2,925,000	3,099,518

		11,415,582

Consumer Finance - 1.4%
Ally Financial, Inc.
3.88%, 05/21/2024	3,169,000	3,456,921
Altice Financing SA
7.50%, 05/15/2026 (A)	2,750,000	2,884,063
BMW US Capital LLC
2.80%, 04/11/2026 (A)	5,863,000	6,362,445
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,705,000	4,803,570
Navient Corp.
6.50%, 06/15/2022	4,385,000	4,593,288
OneMain Finance Corp.
7.13%, 03/15/2026	2,000,000	2,340,000
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,089,000	2,100,270

		26,540,557

Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.8%
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	$ 5,810,000	$ 5,875,362
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027 (A)	6,000,000	6,035,700
5.13%, 07/15/2023 (A)	114,000	115,414
WRKCo, Inc.
3.90%, 06/01/2028	2,405,000	2,748,303

		14,774,779

Diversified Financial Services - 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	4,183,000	4,528,177
6.50%, 07/15/2025	1,223,000	1,446,586
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,920,000	1,905,225
2.88%, 01/20/2022 (A)	3,033,000	3,088,189
3.50%, 11/01/2027 (A)	1,507,000	1,592,911
5.50%, 12/15/2024 (A)	6,418,000	7,246,652
Element Fleet Management Corp.
3.85%, 06/15/2025 (A)	3,784,000	4,033,901
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,711,000	5,527,277
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	6,098,000	6,232,156
United Shore Financial Services LLC
5.50%, 11/15/2025 (A)	4,725,000	4,973,063
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	3,940,000	4,247,596

		44,821,733

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
3.40%, 05/15/2025	504,000	556,420
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	4,855,000	4,959,771
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	4,475,000	4,903,123
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A) (C)	4,440,000	4,721,407
5.80%, 03/15/2022	3,035,000	3,171,575
6.45%, 06/15/2021	3,455,000	3,511,144
7.50%, 04/01/2024 (C)	1,750,000	1,972,757
Verizon Communications, Inc.
1.68%, 10/30/2030 (A)	1,973,000	1,920,118
1.75%, 01/20/2031	4,770,000	4,688,501
4.13%, 03/16/2027	2,134,000	2,501,607

		32,906,423

Electric Utilities - 1.2%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,178,000	5,483,890
EDP Finance BV
3.63%, 07/15/2024 (A)	11,286,000	12,316,934
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	611,694
3.63%, 02/15/2031 (A)	854,000	889,228
7.25%, 05/15/2026	1,616,000	1,694,360

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 2,323,000	$ 2,308,140

		23,304,246

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.
2.80%, 02/15/2030	3,542,000	3,832,200
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,657,000	1,705,580
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,920,000	4,664,627
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	215,521
4.38%, 02/15/2030 (A)	1,498,000	1,612,222

		12,030,150

Energy Equipment & Services - 0.1%
Noble Holding International, Ltd.
6.05%, 03/01/2041 (F) (G)	1,736,000	34,720
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,947,604

		1,982,324

Equity Real Estate Investment Trusts - 2.8%
Agree, LP
2.90%, 10/01/2030	1,229,000	1,297,200
CBL & Associates, LP
5.25%, 12/01/2023 (H)	997,000	368,890
Corporate Office Properties, LP
2.25%, 03/15/2026	1,251,000	1,298,617
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	3,120,000	3,324,953
EPR Properties
3.75%, 08/15/2029	2,420,000	2,365,844
Equinix, Inc.
5.38%, 05/15/2027	6,365,000	6,908,726
Federal Realty Investment Trust
1.25%, 02/15/2026	2,486,000	2,515,813
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	1,525,000	1,647,664
Highwoods Realty, LP
3.05%, 02/15/2030	3,244,000	3,405,311
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,750,000	3,946,875
iStar, Inc.
4.25%, 08/01/2025	2,171,000	2,133,008
5.50%, 02/15/2026	3,496,000	3,539,700
Life Storage, LP
2.20%, 10/15/2030	800,000	804,585
4.00%, 06/15/2029	1,053,000	1,210,660
Mid-America Apartments, LP
1.70%, 02/15/2031	1,409,000	1,384,793
National Retail Properties, Inc.
2.50%, 04/15/2030	2,457,000	2,532,847
Realty Income Corp.
3.25%, 01/15/2031	1,072,000	1,192,211
Service Properties Trust
4.65%, 03/15/2024	3,147,000	3,124,971
4.95%, 10/01/2029	1,321,000	1,258,576
Simon Property Group, LP
1.75%, 02/01/2028	2,613,000	2,623,644
VEREIT Operating Partnership, LP
2.20%, 06/15/2028	4,037,000	4,125,970

Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 04/15/2030	$ 2,433,000	$ 2,833,791
WP Carey, Inc.
2.40%, 02/01/2031	1,081,000	1,104,501

		54,949,150

Food & Staples Retailing - 0.8%
7-Eleven, Inc.
1.80%, 02/10/2031 (A) (I)	4,817,000	4,769,723
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (A)	6,860,000	7,189,006
Sysco Corp.
5.95%, 04/01/2030	3,420,000	4,413,428

		16,372,157

Food Products - 0.4%
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	2,035,000	2,083,070
Campbell Soup Co.
2.38%, 04/24/2030	2,285,000	2,369,668
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	708,206
5.63%, 01/15/2028 (A)	2,000,000	2,122,500

		7,283,444

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories
1.40%, 06/30/2030	1,182,000	1,173,178
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,053,000	2,242,698
Boston Scientific Corp.
4.70%, 03/01/2049	1,604,000	2,113,078
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,535,000	3,880,482
Smith & Nephew PLC
2.03%, 10/14/2030	2,706,000	2,715,452
Stryker Corp.
1.95%, 06/15/2030	2,312,000	2,335,437

		14,460,325

Health Care Providers & Services - 1.8%
Anthem, Inc.
2.25%, 05/15/2030	2,121,000	2,186,333
Centene Corp.
3.00%, 10/15/2030	2,115,000	2,212,184
3.38%, 02/15/2030	4,806,000	5,034,285
4.25%, 12/15/2027	1,047,000	1,107,606
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	779,375
8.13%, 06/30/2024 (A)	116,000	121,800
Cigna Corp.
2.40%, 03/15/2030	2,085,000	2,173,652
CVS Health Corp.
4.78%, 03/25/2038	6,189,000	7,640,998
HCA, Inc.
4.13%, 06/15/2029	3,725,000	4,289,467
5.25%, 04/15/2025	3,025,000	3,526,530
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,067,000	2,468,412
Tenet Healthcare Corp.
5.13%, 11/01/2027 (A)	2,400,000	2,532,000
UnitedHealth Group, Inc.
2.00%, 05/15/2030	1,965,000	2,027,326

		36,099,968

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp.
4.75%, 12/01/2027	$ 2,549,000	$ 2,622,284
Carnival Corp.
11.50%, 04/01/2023 (A)	748,000	848,980
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	2,357,000	2,558,406
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,099,000	3,147,484
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	3,092,140
Marriott International, Inc.
5.75%, 05/01/2025	2,772,000	3,215,043
MGM Resorts International
4.75%, 10/15/2028	4,127,000	4,307,577
5.75%, 06/15/2025	3,379,000	3,709,466
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	3,416,000	3,023,160
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	740,940
7.25%, 11/15/2029 (A)	796,000	857,690
8.25%, 03/15/2026 (A)	3,200,000	3,383,632
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	4,525,000	4,376,308

		35,883,110

Household Durables - 0.2%
Century Communities, Inc.
6.75%, 06/01/2027	1,319,000	1,411,330
D.R. Horton, Inc.
4.38%, 09/15/2022	2,438,000	2,566,870
KB Home
7.63%, 05/15/2023	795,000	876,488

		4,854,688

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,515,000	4,390,837
5.25%, 06/01/2026 (A) (J)	838,000	865,235

		5,256,072

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.
3.75%, 12/01/2027	2,784,000	3,169,318
General Electric Co.
3-Month LIBOR + 3.33%, 3.55% (B), 03/15/2021 (D)	1,442,000	1,362,027
5.55%, 01/05/2026, MTN	2,590,000	3,138,080

		7,669,425

Insurance - 1.2%
Allianz SE
Fixed until 11/17/2025 (D), 3.50% (A) (B)	2,400,000	2,422,512
American International Group, Inc.
4.20%, 04/01/2028	2,544,000	2,978,009
4.25%, 03/15/2029	2,031,000	2,405,770
Brown & Brown, Inc.
2.38%, 03/15/2031	4,912,000	5,040,875
Markel Corp.
5.00%, 05/20/2049	1,790,000	2,399,453
Pacific LifeCorp
3.35%, 09/15/2050 (A)	1,420,000	1,525,182

Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	$ 1,788,000	$ 1,872,930
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	5,000,000	5,689,254

		24,333,985

Interactive Media & Services - 0.4%
Alphabet, Inc.
1.10%, 08/15/2030	2,915,000	2,819,633
Baidu, Inc.
4.38%, 05/14/2024	2,436,000	2,683,895
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,791,375

		7,294,903

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	1,761,000	1,875,557

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	760,000	874,033
Fiserv, Inc.
3.50%, 07/01/2029	1,443,000	1,624,548
Gartner, Inc.
4.50%, 07/01/2028 (A)	413,000	435,591

		2,934,172

Leisure Products - 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	396,983
6.75%, 12/31/2025 (A)	1,500,000	1,575,450

		1,972,433

Machinery - 0.1%
Meritor, Inc.
4.50%, 12/15/2028 (A)	266,000	269,990
Xylem, Inc.
1.95%, 01/30/2028	1,517,000	1,580,304

		1,850,294

Marine - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,815,302	3,063,752

Media - 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	4,520,000	5,335,857
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024 (J)	1,055,000	1,096,214
Comcast Corp.
4.15%, 10/15/2028	4,874,000	5,774,234
CSC Holdings LLC
4.63%, 12/01/2030 (A)	1,217,000	1,241,340
6.75%, 11/15/2021	1,315,000	1,367,600
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	839,800
6.63%, 08/15/2027 (A) (C)	690,000	438,150
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,545,075
5.88%, 07/15/2022	7,490,000	7,799,786
6.75%, 06/01/2021	900,000	913,770

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Gray Television, Inc.
4.75%, 10/15/2030 (A)	$ 3,090,000	$ 3,082,275
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	725,000	762,483
ViacomCBS, Inc.
4.20%, 05/19/2032 (C)	1,611,000	1,905,899
Ziggo BV
5.50%, 01/15/2027 (A)	2,473,000	2,593,707

		34,696,190

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	5,502,000	5,747,507
Teck Resources, Ltd.
6.25%, 07/15/2041	3,073,000	3,916,649

		9,664,156

Multi-Utilities - 0.4%
Black Hills Corp.
3.05%, 10/15/2029	1,868,000	2,035,324
3.15%, 01/15/2027	1,874,000	2,062,886
4.25%, 11/30/2023	2,854,000	3,122,901

		7,221,111

Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
7.88%, 05/15/2026 (A)	2,739,000	2,931,072
Antero Resources Corp.
5.63%, 06/01/2023 (C)	2,979,000	2,919,420
Boardwalk Pipelines, LP
3.40%, 02/15/2031	1,514,000	1,572,766
Cheniere Energy Partners, LP
4.50%, 10/01/2029	1,735,000	1,859,955
Chevron USA, Inc.
3.25%, 10/15/2029	2,562,000	2,889,155
Citgo Holding, Inc.
9.25%, 08/01/2024 (A)	700,000	672,000
Energy Transfer Operating, LP
6.00%, 06/15/2048	5,423,000	6,145,440
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,095,000	875,770
EQM Midstream Partners, LP
6.50%, 07/15/2048	2,310,000	2,223,375
Exxon Mobil Corp.
3.04%, 03/01/2026	3,584,000	3,934,156
Lukoil International Finance BV
6.66%, 06/07/2022 (A)	1,000,000	1,072,500
Marathon Petroleum Corp.
4.50%, 05/01/2023	3,182,000	3,442,211
NuStar Logistics, LP
5.63%, 04/28/2027	2,000,000	2,100,000
5.75%, 10/01/2025	950,000	999,875
6.00%, 06/01/2026	350,000	371,875
Occidental Petroleum Corp.
4.30%, 08/15/2039	938,000	820,750
5.50%, 12/01/2025	167,000	174,515
5.55%, 03/15/2026	5,870,000	6,170,837
ONEOK Partners, LP
4.90%, 03/15/2025	1,134,000	1,284,623
Petroleos Mexicanos
6.50%, 01/23/2029	4,757,000	4,739,875
6.84%, 01/23/2030	3,538,000	3,555,690
6.88%, 10/16/2025 (A) (C)	2,440,000	2,658,661
7.69%, 01/23/2050	1,593,000	1,506,150

Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.
2.15%, 01/15/2031	$ 3,530,000	$ 3,485,828
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,710,000	1,778,185
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	5,853,000	6,136,385
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	647,000	653,440
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A) (I)	1,723,000	1,705,770
5.13%, 02/01/2025	6,000,000	6,162,600

		74,842,879

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049 (A) (C)	1,560,000	1,891,500

Pharmaceuticals - 1.6%
AstraZeneca PLC
2.38%, 06/12/2022	3,422,000	3,510,360
4.00%, 01/17/2029	3,989,000	4,690,430
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	992,945
5.25%, 01/30/2030 (A) (C)	3,400,000	3,510,704
5.25%, 02/15/2031 (A)	324,000	333,807
6.13%, 04/15/2025 (A)	2,000,000	2,049,400
6.25%, 02/15/2029 (A)	2,770,000	2,981,213
7.00%, 01/15/2028 (A)	617,000	667,717
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,041,000	2,390,730
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	807,000	901,071
Merck & Co., Inc.
3.40%, 03/07/2029	1,505,000	1,721,339
Royalty Pharma PLC
2.20%, 09/02/2030 (A)	2,746,000	2,768,880
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	1,170,000	1,444,603
Viatris, Inc.
2.30%, 06/22/2027 (A)	1,187,000	1,249,846
Zoetis, Inc.
2.00%, 05/15/2030	1,486,000	1,505,310

		30,718,355

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,680,000	1,791,198

Road & Rail - 0.7%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	3,369,000	3,650,397
5.50%, 01/15/2026 (A)	4,641,000	5,247,563
CSX Corp.
3.80%, 04/15/2050	1,687,000	1,986,455
Hertz Corp.
5.50%, 10/15/2024 (A) (F) (G)	3,599,000	2,231,380

		13,115,795

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,219,000	1,223,390
KLA Corp.
4.10%, 03/15/2029	2,500,000	2,953,272

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
1.90%, 06/15/2030	$ 3,264,000	$ 3,332,566
3.75%, 03/15/2026	1,658,000	1,887,752
Micron Technology, Inc.
4.64%, 02/06/2024	2,335,000	2,595,498
NVIDIA Corp.
2.85%, 04/01/2030	2,123,000	2,335,299
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (A)	4,503,000	5,022,734
QUALCOMM, Inc.
3.25%, 05/20/2027	1,698,000	1,919,535
3.25%, 05/20/2050 (C)	3,049,000	3,375,804
TSMC Global, Ltd.
1.38%, 09/28/2030 (A)	6,595,000	6,409,662
Xilinx, Inc.
2.38%, 06/01/2030	2,274,000	2,352,281

		33,407,793

Software - 0.4%
Adobe, Inc.
2.15%, 02/01/2027	2,095,000	2,234,114
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	589,923
Infor, Inc.
1.75%, 07/15/2025 (A)	2,364,000	2,439,145
Intuit, Inc.
1.35%, 07/15/2027	1,657,000	1,680,287

		6,943,469

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.
2.85%, 02/23/2023	4,505,000	4,732,573
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	4,652,000	5,609,539
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	1,938,000	2,126,284
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	714,113
5.25%, 10/01/2030 (A)	2,183,000	2,281,235
8.13%, 04/15/2025 (A)	277,000	303,315
Seagate HDD Cayman
4.13%, 01/15/2031 (A)	402,000	421,115
Western Digital Corp.
4.75%, 02/15/2026 (C)	6,235,000	6,913,056

		23,101,230

Tobacco - 0.7%
Altria Group, Inc.
3.40%, 05/06/2030	2,629,000	2,883,350
BAT Capital Corp.
2.26%, 03/25/2028	5,410,000	5,517,047
4.76%, 09/06/2049	2,713,000	2,995,557
4.91%, 04/02/2030	1,903,000	2,249,205
Reynolds American, Inc.
7.25%, 06/15/2037	439,000	597,586

		14,242,745

Trading Companies & Distributors - 0.3%
Air Lease Corp.
2.25%, 01/15/2023	4,416,000	4,535,782
2.30%, 02/01/2025, MTN	1,121,000	1,158,520

		5,694,302

Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.00%, 07/15/2025 (A) (C)	$ 3,122,000	$ 3,512,491

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	3,545,000	3,581,361
3.72%, 07/15/2043 (A)	371,000	387,677
Sprint Corp.
7.25%, 09/15/2021	2,450,000	2,530,850
7.88%, 09/15/2023	7,245,000	8,367,975
T-Mobile USA, Inc.
3.88%, 04/15/2030 (A)	2,439,000	2,759,387

		17,627,250

Total Corporate Debt Securities (Cost $976,378,391)		1,025,695,041

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (C)	1,300,000	1,459,263

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (A)	782,000	834,003
5.50%, 01/27/2025 (E)	1,122,000	1,249,347

		2,083,350

Ecuador - 0.0% (K)
Ecuador Government International Bond
Zero Coupon, 07/31/2030 (A)	119,808	51,519
0.50% (L), 07/31/2030 - 07/31/2040 (A)	1,749,696	815,518

		867,037

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	2,780,000	3,231,600

Mongolia - 0.0% (K)
Mongolia Government International Bond
5.63%, 05/01/2023 (A) (C)	470,000	494,065

Qatar - 0.2%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,657,000	2,849,632

Saudi Arabia - 0.0% (K)
Saudi Government International Bond
2.38%, 10/26/2021 (A)	560,000	567,000

Total Foreign Government Obligations (Cost $11,295,523)		11,551,947

LOAN ASSIGNMENTS - 0.7%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	10,581,671	10,557,862

Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.37% (B), 05/01/2025	2,846,435	2,839,910

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services (continued)
Pre-Paid Legal Services, Inc. (continued)
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (B), 05/01/2025	$ 323,530	$ 325,552

		3,165,462

Media - 0.0% (K)
AVSC Holding Corp.
Term Loan B1,
3-Month LIBOR + 3.50%, 4.50% (B), 03/03/2025	440,184	368,287

Total Loan Assignments (Cost $14,049,398)		14,091,611

MORTGAGE-BACKED SECURITIES - 14.8%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,400,000	2,376,123
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D,
1-Month LIBOR + 1.54%, 1.66% (B), 09/15/2034 (A)	3,000,000	2,984,923
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 2.25% (B), 09/15/2034 (A)	4,630,000	4,577,926
AFN LLC
Series 2019-1A, Class A1,
3.78%, 05/20/2049 (A)	8,289,500	8,579,785
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.55% (B), 05/25/2035	657,017	620,683
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 0.57% (B), 05/25/2035	1,167,150	1,073,798
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 0.77% (B), 03/25/2036	1,261,519	1,122,659
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 0.26% (B), 03/25/2047	445,725	428,366
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	829,307	843,781
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.23% (B), 04/15/2035 (A)	3,988,000	3,666,345
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.93% (B), 09/15/2032 (A)	5,000,000	4,887,509
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,912,819
Series 2019-BPR, Class CNM,
3.72% (B), 11/05/2032 (A)	3,970,000	3,672,552
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 0.31% (B), 04/25/2037	265,704	240,394

Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	$ 2,345,000	$ 1,319,938
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.33% (B), 08/15/2036 (A)	2,339,000	2,334,561
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.83% (B), 08/15/2036 (A)	2,130,000	2,111,260
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 2.63% (B), 08/15/2036 (A)	1,890,000	1,854,466
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.25% (B), 03/15/2037 (A)	7,065,000	6,949,771
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.56% (B), 03/15/2037 (A)	2,570,000	2,466,888
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,300,000	1,346,485
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 2.03% (B), 07/15/2035 (A)	4,065,000	3,983,432
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.58% (B), 10/15/2036 (A)	6,108,731	6,119,860
Series 2020-VKNG, Class D,
1-Month LIBOR + 1.70%, 1.83% (B), 10/15/2037 (A)	4,300,000	4,303,870
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.35% (B), 05/15/2035 (A)	1,900,000	1,891,633
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.13% (B), 11/15/2034 (A)	1,825,000	1,588,854
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.88% (B), 07/15/2030 (A)	2,200,000	2,112,682
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 0.40% (B), 04/25/2035	134,802	127,470
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 0.63% (B), 02/25/2036	231,371	215,570
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 1.63% (B), 11/15/2036 (A)	9,000,000	8,982,959
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.38% (B), 11/15/2036 (A)	5,750,000	5,753,605
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class C,
3.90%, 05/10/2036 (A)	2,380,000	2,513,483

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	$ 71,055	$ 75,202
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	54,540	55,559
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	775,975	800,716
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.80% (B), 11/15/2038 (A)	5,700,000	5,557,520
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,157,127
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	984,920
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.43% (B), 12/15/2031 (A)	7,369,000	7,350,493
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.30% (B), 12/27/2036 (A)	513,961	509,625
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	10,567,900	10,861,183
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A) (M)	9,000,000	8,999,997
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	7,902,000	8,215,005
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.76% (B), 12/15/2036 (A)	6,222,000	6,128,327
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,337,379
Series 2019-SOHO, Class C,
1-Month LIBOR + 1.30%, 1.43% (B), 06/15/2036 (A)	8,200,000	8,179,284
Series 2020-UPTN, Class C,
3.25%, 02/10/2037 (A)	6,318,000	6,293,456
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	1,996,576
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,688,795
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,519,880
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 0.26% (B), 05/25/2037	190,894	116,348
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.73% (B), 11/15/2036 (A)	2,912,454	2,894,197
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	1,991,697

Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.30% (B), 08/25/2037	$ 747,405	$ 646,999
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 1.38% (B), 01/15/2033 (A)	3,835,000	3,747,751
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	380,277
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,698,003
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 1.83% (B), 11/15/2036 (A)	3,033,000	3,002,668
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.28% (B), 03/25/2036	1,087,241	849,937
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	1,153,679	1,205,882
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	7,796,398	8,251,292
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.53% (B), 07/15/2035 (A)	2,015,000	2,009,910
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
2.78% (B), 11/21/2035 (A)	457,224	458,559
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.31% (B), 10/15/2037 (A)	1,375,000	1,375,879
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.78% (B), 10/15/2037 (A)	5,710,000	5,695,614
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	604,439	642,882
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	2,182,818	2,353,506
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	9,925,085	10,666,332
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	958,280	1,021,907
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	675,708	723,539
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	4,264,746	4,485,542
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	2,588,288	2,791,305
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	6,744,950	7,258,417
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	4,671,106	4,935,407
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	7,582,322	7,931,508
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	6,217,700	6,570,007
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	4,512,578	4,784,812

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 0.67% (B), 02/25/2046	$ 3,228,798	$ 2,088,306
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.44%, 0.57% (B), 02/25/2046	92,225	28,836
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 0.34% (B), 06/25/2037	189,763	183,162
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	1,729,991	1,813,388
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.50%, 1.63% (B), 11/11/2034 (A)	1,405,489	1,389,603
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	11,835,009	12,472,296
VNDO Mortgage Trust
Series 2012-6AVE, Class E,
3.34% (B), 11/15/2030 (A)	4,000,000	4,080,212

Total Mortgage-Backed Securities (Cost $288,287,106)		287,221,474

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	1,400,000	2,281,468

Total Municipal Government Obligation (Cost $1,970,389)		2,281,468

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	643,420	124,702
Uniform Mortgage-Backed Security
2.00%, TBA (I)	20,813,000	21,434,138
2.50%, TBA (I)	32,408,000	34,073,974
3.00%, TBA (I)	6,414,000	6,744,596
3.50%, TBA (I)	8,240,000	8,760,150

Total U.S. Government Agency Obligations (Cost $71,886,343)		71,137,560

U.S. GOVERNMENT OBLIGATIONS - 13.1%
U.S. Treasury - 12.0%
U.S. Treasury Bond
1.25%, 05/15/2050	19,673,000	16,949,519
1.38%, 08/15/2050 (C)	1,288,000	1,146,521
2.00%, 02/15/2050	10,116,000	10,480,729
2.25%, 08/15/2046 - 08/15/2049	23,430,900	25,598,649
2.50%, 05/15/2046	9,450,000	10,808,068
2.75%, 08/15/2042 - 08/15/2047 (C)	23,947,000	28,631,644
2.75%, 11/15/2047	12,316,000	14,790,265
2.88%, 11/15/2046 (C)	5,220,000	6,390,014
2.88%, 05/15/2049	13,944,200	17,222,721
3.00%, 08/15/2048 - 02/15/2049	11,481,000	14,462,555
3.13%, 05/15/2048	4,696,000	6,034,727
3.50%, 02/15/2039	6,104,000	8,024,376
4.50%, 02/15/2036 (C)	10,697,000	15,290,024

Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
0.25%, 05/31/2025	$ 6,286,300	$ 6,258,552
0.63%, 05/15/2030	18,486,300	17,790,175
0.63%, 08/15/2030 (C)	18,099,000	17,363,728
1.50%, 02/15/2030	9,241,000	9,629,050
1.63%, 08/15/2029 (C)	3,452,000	3,642,534
2.88%, 10/31/2023	1,992,700	2,140,362

		232,654,213

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	12,375,279	14,362,897
2.50%, 01/15/2029	1	2
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	6,948,622	7,808,061

		22,170,960

Total U.S. Government Obligations (Cost $239,636,161)		254,825,173

	Shares	Value
COMMON STOCK - 0.1%
Building Products - 0.1%
AMH New Finance, Inc. (F) (M) (N)	316,065	1,915,354

Total Common Stock (Cost $1,684,626)		1,915,354

PREFERRED STOCK - 0.1%
Banks - 0.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.01% (B)	74,000	1,962,480

Total Preferred Stock (Cost $1,890,827)		1,962,480

	Principal	Value
COMMERCIAL PAPER - 3.5%
Banks - 2.3%
Concord Minutemen Capital Co.
0.23% (O), 02/18/2021	$ 17,000,000	16,998,517
DnB Bank ASA
0.16% (O), 04/28/2021	5,200,000	5,198,213
Mackinac Funding Co. LLC
0.20% (O), 04/20/2021	500,000	499,708
Manhattan Asset Funding Co. LLC
0.20% (O), 02/03/2021 - 03/02/2021	5,987,000	5,986,385
Skandinaviska Enskilda Banken AB
0.19% (O), 02/17/2021	11,000,000	10,999,420
Sumitomo Mitsui Brokerage Corp.
0.21% (O), 02/11/2021	5,163,000	5,162,823

		44,845,066

Commercial Services & Supplies - 0.0% (K)
Charta LLC
0.17% (O), 04/14/2021	500,000	499,828

Diversified Financial Services - 1.2%
Anglesea Funding PLC
0.20% (O), 02/04/2021	9,700,000	9,699,790

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Atlantic Asset Securitization LLC
0.18% (O), 04/05/2021	$ 3,000,000	$ 2,999,043
Jupiter Securitization Co. LLC
0.18% (O), 02/08/2021	9,400,000	9,399,642

		22,098,475

Total Commercial Paper (Cost $67,441,764)		67,443,369

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bill
0.07% (O), 03/11/2021	2,240,000	2,239,888
0.09% (O), 04/01/2021	5,856,000	5,855,400

Total Short-Term U.S. Government Obligations (Cost $8,094,929)		8,095,288

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (O)	36,907,013	36,907,013

Total Other Investment Company (Cost $36,907,013)		36,907,013

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.00% (O), dated 01/29/2021, to be repurchased at $6,741,904 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2023, and with a value of $6,876,834.	$ 6,741,904	6,741,904

Total Repurchase Agreement (Cost $6,741,904)		6,741,904

Total Investments (Cost $1,976,461,034)		2,044,828,125
Net Other Assets (Liabilities) - (5.1)%		(99,755,866)

Net Assets - 100.0%		$ 1,945,072,259

Transamerica Funds	Page 12

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	03/22/2021	$ 216,620	$ 204,719	$ —	$ (11,901)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$254,958,443	$—	$254,958,443
Corporate Debt Securities	—	1,025,695,041	—	1,025,695,041
Foreign Government Obligations	—	11,551,947	—	11,551,947
Loan Assignments	—	14,091,611	—	14,091,611
Mortgage-Backed Securities	—	287,221,474	—	287,221,474
Municipal Government Obligation	—	2,281,468	—	2,281,468
U.S. Government Agency Obligations	—	71,137,560	—	71,137,560
U.S. Government Obligations	—	254,825,173	—	254,825,173
Common Stock	—	—	1,915,354	1,915,354
Preferred Stock	1,962,480	—	—	1,962,480
Commercial Paper	—	67,443,369	—	67,443,369
Short-Term U.S. Government Obligations	—	8,095,288	—	8,095,288
Other Investment Company	36,907,013	—	—	36,907,013
Repurchase Agreement	—	6,741,904	—	6,741,904

Total Investments	$38,869,493	$2,004,043,278	$1,915,354	$2,044,828,125

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(11,901)	$—	$—	$(11,901)

Total Other Financial Instruments	$(11,901)	$—	$—	$(11,901)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $922,627,809, representing 47.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $103,238,971, collateralized by cash collateral of $36,907,013 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $68,479,658. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $3,949,915, representing 0.2% of the Fund’s net assets.
(F)	Non-income producing securities.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2021, the total value of such securities is $2,266,100, representing 0.1% of the Fund’s net assets.
(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2021, the value of this security is $368,890, representing less than 0.1% of the Fund’s net assets.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

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Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Calpine Corp. 5.25%, 06/01/2026	09/23/2019	$868,378	$865,235	0.0	%(K)
Corporate Debt Securities	Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024	02/07/2019	1,055,000	1,096,214	0.1

Total			$1,923,378	$1,961,449	0.1%

(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2021; the maturity date disclosed is the ultimate maturity date.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the total value of securities is $10,915,351, representing 0.6% of the Fund’s net assets.
(N)	Security is Level 3 of the fair value hierarchy.
(O)	Rates disclosed reflect the yields at January 31, 2021.
(P)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.
(R)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

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Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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